Net income per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic net income per common share (in usd per share)	$ 1.15	$ 7.07
Diluted net income per common share (in usd per share)	$ 1.01	$ 6.92